Banking facilities (Details 2)	Mar. 31, 2016	Mar. 31, 2015
Banking Facilities Details 2
Weighted average interest rate bank overdrafts	6.00%	6.00%
Weighted average interest rate notes payable	2.94%	2.92%
Term Loan in Hong Kong	2.50%	2.47%
Term Loan in PRC	6.77%	6.77%
Factoring	1.74%	1.74%